Derivatives - Summary of Hedging Instruments by Term to Maturity (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2020 CAD ($) € / CAD € / CAD_per_EUR £ / CAD $ / CAD	Oct. 31, 2019 CAD ($)
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 512,740	$ 571,543
Interest rate risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	389,779	450,657
Interest rate risk [member] | Swaps [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	46,000	48,000
Interest rate risk [member] | Swaps [member] | Pay fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	161,022	201,878
Interest rate risk [member] | Swaps [member] | Receive fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	228,757	248,779
Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	121,304	118,794
Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	1,655	1,063
Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	17,027	17,009
Foreign exchange risk [member] | Forward contract [member] | Others [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	44	1,292
Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	54,679	49,455
Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	21,916	23,474
Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	20,608	21,468
Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	5,375	5,033
Equity price risk [member] | Equity derivatives forwards contracts [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	1,657	$ 2,092
Within 1 year [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	121,938
Within 1 year [member] | Interest rate risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	73,681
Within 1 year [member] | Interest rate risk [member] | Swaps [member] | Pay fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 35,776
Average fixed interest rate	1.29
Within 1 year [member] | Interest rate risk [member] | Swaps [member] | Receive fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 37,905
Average fixed interest rate	0.93
Within 1 year [member] | Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 46,600
Within 1 year [member] | Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 680
Average foreign exchange rate | $ / CAD	1.32
Within 1 year [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 4,240
Average foreign exchange rate | € / CAD	1.56
Within 1 year [member] | Foreign exchange risk [member] | Forward contract [member] | Others [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 44
Within 1 year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 27,547
Average foreign exchange rate | $ / CAD	1.30
Within 1 year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 2,327
Average foreign exchange rate | € / CAD_per_EUR	1.46
Within 1 year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 9,691
Within 1 year [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 2,071
Average foreign exchange rate | £ / CAD	1.72
Within 1 year [member] | Equity price risk [member] | Equity derivatives forwards contracts [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 1,657
Over 1 year to 5 years [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	284,538
Over 1 year to 5 years [member] | Interest rate risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	216,718
Over 1 year to 5 years [member] | Interest rate risk [member] | Swaps [member] | Pay fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 76,270
Average fixed interest rate	1.54
Over 1 year to 5 years [member] | Interest rate risk [member] | Swaps [member] | Receive fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 140,448
Average fixed interest rate	1.58
Over 1 year to 5 years [member] | Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 67,820
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 775
Average foreign exchange rate | $ / CAD	1.33
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 12,471
Average foreign exchange rate | € / CAD	1.65
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 24,498
Average foreign exchange rate | $ / CAD	1.32
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 16,691
Average foreign exchange rate | € / CAD_per_EUR	1.51
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 10,365
Over 1 year to 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 3,020
Average foreign exchange rate | £ / CAD	1.70
Over 5 years [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 106,264
Over 5 years [member] | Interest rate risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	99,380
Over 5 years [member] | Interest rate risk [member] | Swaps [member] | Pay fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 48,976
Average fixed interest rate	1.53
Over 5 years [member] | Interest rate risk [member] | Swaps [member] | Receive fixed [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 50,404
Average fixed interest rate	0.89
Over 5 years [member] | Foreign exchange risk [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 6,884
Over 5 years [member] | Foreign exchange risk [member] | Forward contract [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 200
Average foreign exchange rate | $ / CAD	1.34
Over 5 years [member] | Foreign exchange risk [member] | Forward contract [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 316
Average foreign exchange rate | € / CAD	1.73
Over 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | U.S. Dollar [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 2,634
Average foreign exchange rate | $ / CAD	1.33
Over 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | EUR [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 2,898
Average foreign exchange rate | € / CAD_per_EUR	1.50
Over 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | Others [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 552
Over 5 years [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP [member]
Disclosure of hedging instruments by term to maturity [line items]
Derivative notional amount	$ 284
Average foreign exchange rate | £ / CAD	1.71